Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes
The components of income before income tax expense are as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$243,988	$218,306	$201,221
United States	27,499	28,426	11,466
Other	93,127	81,325	87,485
Income before provision for income taxes	$364,614	$328,057	$300,172

Summary of Components of Provision for Income Taxes
The components of provision for income taxes are as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Provision for income taxes:
Current tax expense:
Ireland	$28,042	$20,084	$22,931
United States	2,885	5,792	7,768
Other	9,379	9,964	5,749
Total current tax expense	40,306	35,840	36,448

Deferred tax expense/(benefit):
Ireland	1,054	261	1,284
United States	875	8,980	613
Other	(277)	1,488	(352)
Total deferred tax expense	1,652	10,729	1,545

Provision for income taxes	41,958	46,569	37,993

Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	—	—	(4,332)
Currency impact on long term funding	119	973	(396)
Fair value of cash flow hedge	(148)	148	—

Total	$41,929	$47,690	$33,265

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate
The Company's consolidated reported provision for income taxes differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2017:12.5%; 2016:12.5%)	$45,577	$41,007	$37,522
Foreign and other income taxed at higher rates	7,649	6,324	4,642
Research & development tax incentives	(1,243)	(830)	(907)
Movement in valuation allowance	5,667	1,329	1,208
Effects of change in tax rates	(147)	925	576
Increase/(decrease) in unrecognized tax benefits	(5,423)	933	(1,521)
Impact of stock compensation	(8,301)	(9,917)	(4,121)
Impact of deemed repatriation under US Tax Reform	—	7,694	—
Other	(1,821)	(896)	594
Provision for income taxes	$41,958	$46,569	$37,993

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2018	December 31, 2017
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$981	$1,139
Goodwill	25,149	22,655
Other intangible assets	9,397	11,801
Other	5,703	4,139
Total deferred tax liabilities recognized	41,230	39,734

Deferred tax assets:
Operating loss and tax credits carry-forwards	29,995	24,962
Property, plant and equipment	4,893	4,062
Accrued expenses and payments on account	24,599	24,433
Stock compensation	6,490	5,786
Deferred compensation	2,197	2,548
Deferred revenue	5,681	—
Other	2	740
Total deferred tax assets	73,857	62,531
Valuation allowance for deferred tax assets	(27,263)	(22,439)
Deferred tax assets recognized	46,594	40,092
Overall net deferred tax asset	$5,364	$358

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2021-2034	14,323	12,158
2035-2037	766	20,464

	$15,089	$32,622

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Unrecognized tax benefits at start of year	$23,720	$26,620	$28,166
Increase related to prior year tax positions	2,084	—	1,151
Decrease related to prior year tax positions	(2,915)	(3,050)	(2,483)
Increase related to current year tax positions	3,065	4,765	1,104
Settlements	(182)	(2,523)	(837)
Lapse of statute of limitations	(4,339)	(2,092)	(481)
Unrecognized tax benefits at end of year	$21,433	$23,720	$26,620